DEBT AND CREDIT AGREEMENTS - Principal Repayments, Interest Payments and Related Weighted Average Interest Rates (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 CAD ($)
Long-Term Debt Principal Repayments
Year 1	$ 1,150
Year 2	925
Year 3	0
Year 4	750
Year 5	1,100
During 5 years	3,925
Years 6-10	3,535
Thereafter	9,610
Total	17,070
Interest Payments	$ 10,411
Weighted Average Interest Rate (as a percent)	4.30%
Year 1
Long-Term Debt Principal Repayments
Interest Payments	$ 717
Weighted Average Interest Rate (as a percent)	3.40%
Year 2
Long-Term Debt Principal Repayments
Interest Payments	$ 676
Weighted Average Interest Rate (as a percent)	3.60%
Year 3
Long-Term Debt Principal Repayments
Interest Payments	$ 655
Weighted Average Interest Rate (as a percent)	0.00%
Year 4
Long-Term Debt Principal Repayments
Interest Payments	$ 637
Weighted Average Interest Rate (as a percent)	4.90%
Year 5
Long-Term Debt Principal Repayments
Interest Payments	$ 610
Weighted Average Interest Rate (as a percent)	3.50%
5 Years, Total
Long-Term Debt Principal Repayments
Interest Payments	$ 3,295
Weighted Average Interest Rate (as a percent)	3.80%
Years 6-10
Long-Term Debt Principal Repayments
Interest Payments	$ 2,537
Weighted Average Interest Rate (as a percent)	4.40%
Thereafter
Long-Term Debt Principal Repayments
Interest Payments	$ 4,579
Weighted Average Interest Rate (as a percent)	4.40%